Note 1 - Basis of Presentation and General Information - Customer Concentration Risk (Details) - Customer Concentration Risk [Member] - Revenue from Contract with Customer Benchmark [Member]	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Major Customer A [Member]
Concentration risk percentage	11.00%	13.00%
Major Customer B [Member]
Concentration risk percentage	11.00%	19.00%
Major Customer C [Member]
Concentration risk percentage	14.00%	4.00%
Major Customers A, B, C, D and E [Member]
Concentration risk percentage	36.00%	36.00%